UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21042
Morgan Stanley Small-Mid Special Value Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036 (Address of principal executive offices) (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: April 30, 2009
Date of reporting period: January 31, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Small-Mid Special Value Fund
Portfolio of Investments January 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (93.9%)
	Aerospace & Defense (10.7%)
175,000	AAR Corp. *	$3,174,500
26,800	Alliant Techsystems, Inc. (a)	2,165,708
59,700	Goodrich Corp.	2,308,002
70,000	Spirit Aerosystems Hold — CL A (a)	952,000

		8,600,210

	Agricultural Commodities/Milling (1.6%)
54,300	Corn Products International, Inc.	1,257,045

	Beverages: Alcoholic (2.2%)
44,900	Molson Coors Brewing Co. (Class B)	1,808,123

	Cable/Satellite TV (1.7%)
64,400	Scripps Networks Interactive — CL A	1,382,668

	Chemicals: Specialty (2.9%)
37,500	Cytec Industries, Inc.	766,500
46,500	Lubrizol Corp. (The)	1,586,580

		2,353,080

	Commercial Printing/Forms (1.3%)
64,400	Cenveo Inc. (a)	254,380
77,900	Donnelley (R.R.) & Sons Co.	760,304

		1,014,684

	Computer Peripherals (1.1%)
52,300	Zebra Technologies Corp. (Class A) (a)	880,209

	Containers/Packaging (2.3%)
85,700	Pactiv Corp. (a)	1,852,834

	Data Processing Services (3.1%)
183,500	Broadridge Financial Solutions Inc.	2,475,415

	Electric Utilities (1.3%)
88,000	CMS Energy Corp.	1,034,000

	Electrical Products (0.7%)
45,864	Belden Inc.	598,984

	Financial Conglomerates (1.9%)
648,700	Conseco Inc. (a)	1,511,471

	Food: Major Diversified (2.3%)
107,100	ConAgra Foods Inc.	1,831,410

	Food: Specialty/Candy (1.3%)
56,000	NBTY, Inc. (a)	1,056,720

	Gas Distributors (2.7%)
84,400	UGI Corp.	2,141,228

	Information Technology Services (5.7%)
92,000	Amdocs Ltd. (Guernsey) (a)	1,556,640
34,500	Computer Sciences Corp. (a)	1,270,980
133,800	Teradata Corp. (a)	1,756,794

		4,584,414

NUMBER OF
SHARES		VALUE
	Internet Software/Services (2.7%)
96,800	Check Point Software Technologies Ltd. (Israel) (a)	2,194,456

	Life/Health Insurance (4.0%)
90,000	Reinsurance Group of America Inc.	3,206,700

	Medical Specialties (2.4%)
156,300	PerkinElmer, Inc.	1,972,506

	Miscellaneous Commercial Services (7.0%)
60,500	Brink’s Co. (The)	1,599,015
17,300	Copart, Inc. (a)	416,757
96,540	MAXIMUS, Inc.	3,587,426

		5,603,198

	Multi-Line Insurance (1.5%)
49,700	Axis Capital Holdings Ltd. (Bermuda)	1,205,722

	Oil & Gas Production (1.0%)
54,700	Pioneer Natural Resources Co. (a)	800,808

	Oilfield Services/Equipment (2.4%)
61,879	Exterran Holdings, Inc. (a)	1,371,239
37,060	Superior Energy Services, Inc. (a)	577,395

		1,948,634

	Other Consumer Services (1.9%)
65,700	Brinks Home Security Holdings, Inc.	1,502,559

	Packaged Software (2.3%)
39,400	BMC Software, Inc. (a)	998,002
147,666	MSC. Software Corp. (a)	859,416

		1,857,418

	Pharmaceuticals: Generic Drugs (2.2%)
157,000	Mylan Laboratories, Inc.	1,778,810

	Pharmaceuticals: Other (2.3%)
62,800	Perrigo Co.	1,843,180

	Property — Casualty Insurers (4.0%)
79,443	Hanover Insurance Group	3,211,086

	Restaurants (2.6%)
140,500	AFC Enterprises, Inc.	674,400
283,800	Wendy’s/Arby’s Group, Inc.	1,430,352

		2,104,752

	Savings Banks (2.2%)
136,900	TFS Financial Corporation	1,760,534

	Services to the Health Industry (1.5%)
82,100	IMS Health Inc.	1,192,092

	Specialty Insurance (6.1%)
109,700	Assurant, Inc.	2,896,080
7,330	Markel Corp. (a)	1,979,320

		4,875,400

	Specialty Telecommunications (2.4%)
71,700	CenturyTel, Inc.	1,945,938

	Tools/Hardware (2.7%)
46,000	Snap-On, Inc.	1,388,280
25,900	Stanley Works (The)	809,634

		2,197,914

	TOTAL COMMON STOCKS (Cost $95,055,857)	75,584,202

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	CONVERTIBLE BOND (1.2%)
	Biotechnology
$1,188	Invitrogen Corp. (Cost $1,055,422)	1.50%	02/15/24	996,435

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (b) (4.5%)
	Investment Company
3,668	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $3,668,443)		3,668,443

	TOTAL INVESTMENTS (Cost $99,779,722)(c)	99.7%	80,249,080
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	228,821

	NET ASSETS	100.0%	$80,477,901

(a)	Non-income producing security.

(b)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser.

Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio — Institutional Class.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MS Small-Mid Special Value Fund
Notes to the Portfolio of Investments
FAS 157
1/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective May 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at January 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$80,249,080	$79,252,645	$996,435	—

Valuation of Investments— (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Small-Mid Special Value Fund
/s/ Randy Takian

Randy Takian
Principal Executive Officer
March 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian

Randy Takian
Principal Executive Officer
March 19, 2009
/s/ Francis Smith

Francis Smith
Principal Financial Officer
March 19, 2009

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